Scharf Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 92.19%	Value
	Aerospace and Defense - 3.59%
31,591	Lockheed Martin Corp.	$14,543,865
	Beverages - 6.26%
39,825	Constellation Brands, Inc. - Class A	9,802,127
151,794	Heineken N.V. (b)	15,599,790
		25,401,917
	Capital Markets - 4.60%
553,802	Brookfield Corp.	18,635,437
	Chemicals - 3.66%
395,183	Valvoline, Inc.	14,823,314
	Commercial Services & Supplies - 1.86%
510,113	MillerKnoll, Inc.	7,539,470
	Diversified Financial Services - 7.13%
84,787	Berkshire Hathaway, Inc. - Class B (a)	28,912,367
	Entertainment - 2.97%
142,781	Activision Blizzard, Inc. (a)	12,036,438
	Ground Transportation - 6.38%
116,134	Canadian Pacific Kansas City Ltd. - ADR	9,380,143
167,062	U-Haul Holding Co.	8,465,031
39,330	Union Pacific Corp.	8,047,705
		25,892,879
	Health Care Equipment & Supplies - 2.32%
583,970	Smith & Nephew plc	9,404,038
	Health Care Providers & Services - 15.16%
243,863	Centene Corp. (a)	16,448,559
199,814	CVS Health Corp.	13,813,142
73,083	McKesson Corp.	31,229,097
		61,490,798
	Insurance - 4.53%
13,284	Markel Group, Inc. (a)	18,374,163
	Interactive Media & Services - 0.84%
24,769	Baidu, Inc. - ADR (a)	3,391,124
	Internet & Direct Marketing Retail - 4.32%
6,495	Booking Holdings, Inc. (a)	17,538,643
	IT Services - 3.79%
121,858	Fiserv, Inc. (a)	15,372,387
	Media - 4.75%
463,821	Comcast Corp. - Class A	19,271,763
	Personal Products - 2.85%
222,031	Unilever plc - ADR	11,574,476
	Pharmaceuticals - 7.19%
84,949	Johnson & Johnson	14,060,758
149,614	Novartis AG - ADR	15,097,549
		29,158,307
	Software - 9.99%
68,811	Microsoft Corp.	23,432,898
143,500	Oracle Corp.	17,089,415
		40,522,313
	TOTAL COMMON STOCKS (Cost $269,495,957)	373,883,699

	PREFERRED STOCK - 2.55%
	Technology Hardware, Storage & Peripherals - 2.55%
228,560	Samsung Electronics Co., Ltd., 2.15% (b)	10,320,890
	TOTAL PREFERRED STOCK (Cost $3,697,316)	10,320,890

	SHORT-TERM INVESTMENTS - 4.97%
	Money Market Fund - 0.50%
2,042,790	First American Treasury Obligations Fund, Class Z, 5.00% (c)	2,042,790
	TOTAL MONEY MARKET FUND (Cost $2,042,790)	2,042,790

Principal
Amount
	U.S. Treasury Bills - 4.47%
$5,500,000	3.95%, 7/13/2023 (d)	5,492,313
4,300,000	4.63%, 8/17/2023 (d)	4,272,262
600,000	4.68%, 9/28/2023 (d)	592,513
5,300,000	4.25%, 10/5/2023 (d)	5,228,384
250,000	4.81%, 11/2/2023 (d)	245,590
2,325,000	5.15%, 11/16/2023 (d)	2,279,476
	TOTAL U.S. TREASURY BILLS (Cost $18,124,784)	18,110,538
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,167,574)	20,153,328

	Total Investments in Securities (Cost $293,360,847) - 99.71%	404,357,917
	Other Assets in Excess of Liabilities - 0.29%	1,183,125
	TOTAL NET ASSETS - 100.00%	$405,541,042

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2023.
(d)	Rate shown is the discount rate at June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$34,699,325	$-	$-	$34,699,325
Consumer Discretionary	32,361,958	-	-	32,361,958
Consumer Staples	36,976,392	-	-	36,976,392
Financials	81,294,354	-	-	81,294,354
Health Care	100,053,143	-	-	100,053,143
Industrials	47,976,214	-	-	47,976,214
Information Technology	40,522,313	-	-	40,522,313
Total Common Stocks	373,883,699	-	-	373,883,699
Preferred Stock
Information Technology	10,320,890	-	-	10,320,890
Total Preferred Stock	10,320,890	-	-	10,320,890
U.S. Treasury Bills	-	18,110,538	-	18,110,538
Money Market Fund	2,042,790	-	-	2,042,790
Total Investments in Securities	$386,247,379	$18,110,538	$-	$404,357,917

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.